COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Long-term Purchase Commitment [Line Items]
Rental expenses	¥ 15,457	$ 2,248	¥ 16,436	¥ 17,765
Unrecognized tax positions	118,943				$ 17,300
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments to Acquire Certain Medical Equipment	¥ 660,758		¥ 426,293		$ 96,103